BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 53,381,734
Prepaid expenses and other assets	281,096
Total current assets	53,662,830
Property and equipment, net	682,053
Restricted cash	1,053,284
Total assets	55,398,167
Current liabilities:
Accounts payable	86,669
Accrued expenses	499,542
Total current liabilities	586,211
Deferred rent	439,421
Total liabilities	1,025,632
Commitments and contingencies (Note 10)
Stockholders' equity:
Common stock-$.0001 par value; 100,000,000 shares authorized; 20,040,000 and 4,000,000 shares issued and outstanding at December 31, 2011 and 2010, respectively	2,004	400
Additional paid-in capital	64,610,340	6,531
Deficit accumulated during the development stage	(10,239,809)	(6,931)
Total stockholders' equity	54,372,535
Total liabilities and stockholders' equity	$ 55,398,167